Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,264	$ 1,101	$ 1,233	$ 1,069
Provision for credit losses
Originations	3	10	5	13
Maturities	(16)	(14)	(29)	(23)
Changes in risk, parameters and exposures	270	227	504	416
Write-offs	(246)	(201)	(480)	(460)
Recoveries	47	16	88	125
Exchange rate and other	(2)		(1)	(1)
Balance at end of period	1,320	1,139	1,320	1,139
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	206	188	207	203
Provision for credit losses
Transfers to Stage 1	179	138	334	275
Transfers to Stage 2	(28)	(27)	(56)	(55)
Transfers to Stage 3			(1)	(1)
Originations	3	10	5	13
Maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures	(155)	(116)	(283)	(241)
Exchange rate and other	(2)		(2)
Balance at end of period	202	192	202	192
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,058	913	1,026	866
Provision for credit losses
Transfers to Stage 1	(179)	(138)	(334)	(275)
Transfers to Stage 2	28	27	56	55
Transfers to Stage 3	(146)	(118)	(283)	(226)
Maturities	(15)	(13)	(27)	(21)
Changes in risk, parameters and exposures	373	277	680	549
Exchange rate and other	(1)	(1)		(1)
Balance at end of period	1,118	947	1,118	947
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	146	118	284	227
Changes in risk, parameters and exposures	52	66	107	108
Write-offs	(246)	(201)	(480)	(460)
Recoveries	47	16	88	$ 125
Exchange rate and other	$ 1	$ 1	$ 1